Financial instruments and risk management (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Percentage of share capital	4.44%	5.52%
Financial instrument measured at fair value	R$ 25.5	R$ 23.9
Banco [Member]
IfrsStatementLineItems [Line Items]
Financial instrument measured at fair value	502.0	R$ 625.0
Difference in the fair value	40.7
Subscription shares amount	R$ 163.0